Expense Example - FidelityRealEstateIncomeFund-RetailPRO - FidelityRealEstateIncomeFund-RetailPRO - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835